Segmented information - Disclosure of PP&E, contract costs and intangible assets information by location (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 1,895,542	$ 1,803,146
U.S.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	656,176	557,381
Canada
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	433,965	427,811
France
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	182,015	200,842
U.K.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	107,649	115,560
Finland
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	101,137	100,212
Sweden
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	105,491	94,801
Germany
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	94,704	85,013
India
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	65,185	65,664
Netherlands
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	54,552	49,570
Rest of the world
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 94,668	$ 106,292